Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Shareholder's Equity
Preferred stock, shares authorized (in shares)	1,000,000	1,000,000
Preferred stock, shares issued (in shares)	25	25
Preferred stock, shares outstanding (in shares)	25	25
Preferred stock liquidation value	$ 100,000	$ 100,000
Common stock par value (in dollars per share)	$ 2.50	$ 2.50
Common stock, shares authorized (in shares)	10,000,000	10,000,000
Common stock, shares issued (in shares)	5,078,707	5,023,026
Treasury stock (in shares)	210,101	210,101